Provisions for Contingent Loans Credit Risk (Details) - Schedule of Provisions for Credit Risk for Contingent Loans - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions for Credit Risk for Contingent Loans [Line Items]
Beginning Balance	$ 143,489	$ 93,049
Provisions established		51,218
Provisions used
Provisions released	(53,875)
Foreign exchange adjustments	26	(778)
Ending Balance	89,640	143,489
Provisions for credit risk for contingent loans [Member]
Schedule of Provisions for Credit Risk for Contingent Loans [Line Items]
Beginning Balance	143,489	93,049
Provisions established		51,218
Provisions used
Provisions released	(53,875)
Foreign exchange adjustments	26	(778)
Ending Balance	$ 89,640	$ 143,489